Leases - Lease term and discount rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating leases, Weighted-average remaining lease term	13 years 8 months 23 days	7 years 4 months 17 days
Operating leases, Weighted-average discount rate	4.90%	4.70%